Medium-term notes	12 Months Ended
Dec. 31, 2016
Medium-term Notes [Abstract]
Debt Disclosure [Text Block]
(11)	Medium-term notes

On October 13, 2010, Tianwei Yingli registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”). The Registered Issue allows Tianwei Yingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and matured on October 13, 2015. Tianwei Yingli had an option to call the notes at the end of the third year after issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bore a fixed annual interest rate of 4.3% per annum in the first three years, and increased to 5.7% per annum in the remaining two years as Tianwei Yingli chose not to call the notes on October 13, 2013.

The Company did not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On October 13, 2015, total amount of principal and interests of the first tranche medium-term notes due was RMB 1,000.0 million and RMB 57.0 million, respectively. Yingli repaid RMB 700.0 million, with the remaining principal of RMB 357.0 million unpaid. According to the meeting held among all holders of medium-term notes (the “MTN holders”) on November 11, 2015, the Company promised to repay the remaining balance. An additional penalty charge, which was calculated on the daily basis of 0.021% of the total amount of principal overdue, would be paid by the Company due to the Company’s failure to repay the medium-term notes on time. As of December 31, 2015, the total interests payables and penalty charge accrued was RMB 4.5 million and RMB 6.0 million, which was recorded under “Interest payable”. In 2016, the Company did not repay the remaining principal of RMB 357 million (US$ 51.4 million). As of December 31, 2016, the total penalty charge accrued was RMB 33 million (US$ 4.8 million).

On May 10, 2011, the second tranche of the medium-term notes with a principal amount of RMB 1,400,000, or the Second Tranche Issue, was issued. The Second Tranche Issue bears a fixed annual interest rate of 6.15%. Tianwei Yingli failed to repay these medium term notes when they became due on May 12, 2016. As of December 31, 2016, the total interests payables and penalty charge accrued was RMB 86,100 (US$ 12,401) and RMB 67,620 (US$ 9,739), which was recorded under "Interest payable".

In March 2012, Yingli China registered its plan to issue up to RMB 1,500,000 RMB-denominated unsecured three-year and five-year medium-term notes (the “Yingli China Registered Issue”) with the NAFMII. The Yingli China Registered Issue allows Yingli China to issue RMB-denominated unsecured three-year and five-year medium-term notes in two tranches on the PRC inter-bank debenture market. On May 3, 2012, the first tranche issue with RMB 1,200,000 at a fixed annual interest rate of 5.78% and the second tranche issue with RMB 300,000 at a fixed annual interest of 6.01% were issued with maturity on May 3, 2015 and May 3, 2017, respectively. The first tranche issue with RMB 1,200,000 was fully paid in 2015 and the second tranche issue with RMB 300,000 was fully paid in 2017.

Issuance costs were deferred on the balance sheet and amortized over the life of the medium term note. As of December 2015 and 2016, the total balances were RMB 1,595 and RMB 305 (US$ 44) respectively.